Financial Instruments and Risk Management	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Financial Instruments and Risk Management
25.
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

Risk management overview

The Group is exposed to a number of different financial market risks arising from its normal business activities. Financial market risk is primarily the possibility that fluctuations in currency exchange rates, interest rates and fuel prices will affect the value of the Group’s assets, liabilities or future cash flow.

Foreign Currency Risk

The Group is exposed to foreign currency fluctuations, primarily related to changes in USD/EUR exchange rates, related to its ongoing business operations. The Group entered into forward foreign currency contracts that mature at various dates from 2024 to 2026 to reduce its exposure to USD/EUR exchange rate fluctuations by hedging certain euro-denominated expenditures for direct costs of cruise, land and onboard and vessel operating. See Note 24. Based on the Group’s outstanding forward foreign currency contracts as of December 31, 2025 and 2024, a 10% increase or decrease in the value of the USD against the euro, with all other variables held constant, would result in a $57.6 million and $100.4 million, respectively, increase or decrease in net change in cash flow hedges in the consolidated statement of other comprehensive income (loss).

As of December 31, 2025 and 2024, the majority of the Group’s cash and cash equivalents were held in USD denominated accounts.

As discussed in Note 14, certain of the Group’s debt is denominated in currencies other than the USD, primarily the loans associated with financing the Viking Neptune and Viking Saturn are denominated in euros. Based on the outstanding balances of Viking Neptune and Viking Saturn loans as of December 31, 2025 and 2024, a 10% increase or decrease in the value of the USD against the euro, with all other variables held constant, would result in a $57.3 million and $56.2 million, respectively, decrease or increase on the balance of the bank loans.

Interest Rate Risk

The Group’s risk management objective for interest rate risk is to reduce the exposure to variability of cash flows arising from changes in interest rates. Interest rates on the Group’s lease contracts are fixed and thus are not sensitive to fluctuation in market interest rates. As of December 31, 2025 and 2024, 2.0% and 7.2%, respectively, of the principal outstanding on the Group’s debt had variable interest rates.

Fuel Price Risk

From time to time, the Group may use financial instruments to mitigate its exposure to the risk of increases in fuel prices. These contracts were not designated as hedges for accounting purposes. As of December 31, 2025 and 2024, the Group did not have any financial instruments related to fuel purchases. In order to mitigate risks related to river fuel prices, the Group may also enter into fixed price fuel contracts for its expected river fuel consumption related to its European sailings. This limits the uncertainty related to fuel prices on the Group’s results. As these contracts are fixed contracts for the Group’s own use, the contracts are not derivative instruments.

Credit Risk

The Group only trades with third parties that it believes are creditworthy. Receivable balances are monitored on an ongoing basis with the result that the Group’s exposure to bad debts is not significant. As the Group constantly monitors these receivables, the risk of non-collection is unlikely. Other non-current assets are comprised primarily of cash deposited with reputable financial institutions as security for letters of credit and certificates of deposits.

The maximum exposure to credit risk at the reporting date is the carrying value of each class of financial assets as disclosed under “Fair Value of Financial Assets and Liabilities”.

In connection with the Group’s prepayments for vessel and shipbuilding and refurbishment projects and prepayments to certain suppliers, the Group has a concentration of prepayments to these vendors. Total river vessels and ocean ships under construction as of December 31, 2025 and 2024 were $964.4 million and $722.7 million, respectively.

Liquidity Risk

The Group manages its liquidity risk by monitoring the projected cash flows from operations. Risk management includes maintaining sufficient cash balances. The Group generates cash flow through advance bookings and the Group relies on multiple credit card processors for collection of the customer funds. Changes in booking and collections patterns or additional reserve requirements in the Group’s credit card processing terms could have a material adverse impact on the Group’s liquidity position. Due to the dynamic and seasonal nature of the underlying business, the Group maintains sufficient cash for its daily operations via short-term cash deposits at banks.

The table below summarizes the maturity profile of the Group’s financial liabilities based on contractual undiscounted cash flows (in USD and thousands):

As of December 31, 2025	3 months or less	3 months to 1 year	1 to 2 years	2 to 5 years	Over 5 years	Total
Debt	$237,011	$159,758	$1,027,395	$1,124,376	$3,117,007	$5,665,547
Interest to be paid	82,081	221,806	564,395	410,517	431,635	1,710,434
Accounts payables	259,013	—	—	—	—	259,013
Accrued expenses and other current liabilities	229,685	127,185	—	—	—	356,870
Other non-current liabilities	—	—	48,038	—	—	48,038
Total	$807,790	$508,749	$1,639,828	$1,534,893	$3,548,642	$8,039,902

As of December 31, 2024	3 months or less	3 months to 1 year	1 to 2 years	2 to 5 years	Over 5 years	Total
Debt	$55,897	$434,480	$214,181	$2,914,660	$1,861,775	$5,480,993
Interest to be paid	121,883	182,730	287,064	631,732	276,079	1,499,488
Accounts payables	236,382	—	—	—	—	236,382
Forward foreign currency contracts	43,758	473,229	550,510	—	—	1,067,497
Accrued expenses and other current liabilities	186,299	122,458	—	—	—	308,757
Other non-current liabilities	—	—	25,652	—	—	25,652
Total	$644,219	$1,212,897	$1,077,407	$3,546,392	$2,137,854	$8,618,769

Capital Management

The Group’s objective when managing capital is to balance the cash flow needs of the Group, while ensuring that appropriate capital is deployed to support the Group’s product offerings. Consistent with industry practice, the Group utilizes cash collected from advance bookings to fund operations. The Group may utilize debt and leases to finance its current fleet and future newbuilding programs. Additionally, the Group manages its capital structure and makes adjustments to it in light of changes in economic conditions.

As described in Note 14, the Group’s debt contains customary insurance requirements and negative covenants subject to a number of important exceptions and qualifications, including, without limitation, covenants restricting indebtedness, liens, investments, mergers, affiliate transactions, asset sales, prepayment of indebtedness and dividends and other distributions. Also described in Note 14, the Hermes Financing also has financial maintenance covenants for VRC and VRC AG. As of December 31, 2025, VRC and VRC AG were in compliance with these financial maintenance covenants.

Changes in Liabilities Arising from Financing Activities

	January 1, 2025	Repayments of long-term debt	Proceeds from long-term debt	Transaction costs incurred for long-term debt	Reclassifications and other	December 31, 2025
(in USD and thousands)
Current portion of long-term debt	$469,766	$(514,315)	$—	$—	$419,156	$374,607
Long-term debt	4,866,159	(1,504,828)	2,130,507	(62,732)	(301,738)	5,127,368
Short-term portion of lease liabilities	28,944	(31,785)	—	—	29,325	26,484
Long-term portion of lease liabilities	207,594	—	—	—	4,843	212,437
Total liabilities from financing activities	$5,572,463	$(2,050,928)	$2,130,507	$(62,732)	$151,586	$5,740,896

	January 1, 2024	Repayments of long-term debt	Proceeds from long-term debt	Transaction costs incurred for long-term debt	Series C Conversion to ordinary shares	Reclassifications and other	December 31, 2024
(in USD and thousands)
Current portion of long-term debt	$253,020	$(269,770)	$—	$—	$—	$486,516	$469,766
Long-term debt	5,043,275	(38,980)	400,988	(39,366)	—	(499,758)	4,866,159
Private Placement liability	1,394,552	—	—	—	(1,397,960)	3,408	—
Short-term portion of lease liabilities	24,670	(28,142)	—	—	—	32,416	28,944
Long-term portion of lease liabilities	227,956	—	—	—	—	(20,362)	207,594
Total liabilities from financing activities	$6,943,473	$(336,892)	$400,988	$(39,366)	$(1,397,960)	$2,220	$5,572,463

The ‘Reclassifications and other’ column primarily includes the effect of reclassification of long-term debt to current portion of long-term debt, amortization of debt issuance costs, foreign currency on debt and changes in lease liabilities other than principal payments. See Note 10 for detail of items included in ‘Reclassifications and other’ related to lease liabilities.

Fair Value of Financial Assets and Liabilities

The carrying amounts of the Group’s financial assets and liabilities all approximate the fair values of those assets and liabilities as of December 31, 2025 and 2024, except for fixed interest debt, as outlined below:

	Carrying amount		Fair value
(in USD and thousands)	December 31,		December 31,
Financial assets	2025	2024	2025	2024
Forward foreign currency contracts	$40,615	$—	$40,615	$—
Accounts and other receivables and prepaid expenses and other current assets	20,000	11,122	20,000	11,122
Other non-current assets	34,984	41,987	34,984	41,987
Total financial assets	$95,599	$53,109	$95,599	$53,109
Total current	$60,615	$11,122	$60,615	$11,122
Total non-current	$34,984	$41,987	$34,984	$41,987

	Carrying amount		Fair value
(in USD and thousands)	December 31,		December 31,
Financial liabilities	2025	2024	2025	2024
Forward foreign currency contracts	$—	$39,797	$—	$39,797
Debt	5,501,975	5,335,925	5,735,931	5,431,789
Other non-current liabilities	—	1,991	—	1,991
Total financial liabilities	$5,501,975	$5,377,713	$5,735,931	$5,473,577
Total current	$374,607	$494,568	$401,464	$499,237
Total non-current	$5,127,368	$4,883,145	$5,334,467	$4,974,340

Fair Value Hierarchy

The following hierarchy for inputs used in measuring fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available:

Level 1 - Quoted prices in active markets for identical assets or liabilities that are accessible at the measurement dates.

Level 2 - Significant other observable inputs that are used by market participants in pricing the asset or liability based on market data obtained from independent sources.

Level 3 - Significant unobservable inputs the Group believes market participants would use in pricing the asset or liability based on the best information available.

For assets and liabilities that are recognized in the consolidated financial statements at fair value on a recurring basis, the Group determines whether transfers have occurred between levels in the hierarchy by re-assessing categorization (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period. The Group had no transfers between levels in the hierarchy during the years ended December 31, 2025 and 2024.

As of December 31, 2025 and 2024, designation within the fair value hierarchy for the Group’s financial assets and liabilities is outlined below:

	Carrying amount		Fair value
(in USD and thousands)	December 31,		December 31,
Financial assets	2025	2024	2025	2024
Level 1
Cash deposits	$54,984	$51,384	$54,984	$51,384
Level 2
Forward foreign currency contracts	40,615	—	40,615	—
Other	—	1,725	—	1,725
Total financial assets	$95,599	$53,109	$95,599	$53,109

	Carrying amount		Fair value
(in USD and thousands)	December 31,		December 31,
Financial liabilities	2025	2024	2025	2024
Level 2
Forward foreign currency contracts	$—	$39,797	$—	$39,797
Debt	5,501,975	5,335,925	5,735,931	5,431,789
Level 3
Other	—	1,991	—	1,991
Total financial liabilities	$5,501,975	$5,377,713	$5,735,931	$5,473,577

Financial assets and liabilities measured at amortized cost

The fair value of the Group’s fixed interest bank loans and financial liabilities were calculated based on estimated rates for the same or similar instruments with similar terms and remaining maturities. The Notes use pricing from secondary markets for the Group’s issued notes that are observable for the notes throughout the duration of the term. The Group designated these financial liabilities as Level 2 fair value instruments as valuation techniques contain observable inputs used by market participants.

Financial assets and liabilities measured at fair value

Forward foreign currency contracts are designated as Level 2 fair value instruments as the fair values are measured based on inputs that are readily available in public markets or can be derived from information in publicly quoted markets. The valuation is determined using present value calculations that incorporate inputs such as foreign exchange spot and forward rates and yield curves of the respective currencies.